Revenues (Schedule of Changes in Deferred Revenue) (Details) - USD ($) $ in Thousands		Jun. 30, 2019	Dec. 31, 2018
Revenue Recognition [Abstract]
Deferred revenue	[1]	$ 70,950	$ 72,387

[1]	Includes $16.7 million and $18.4 million under long term deferred revenue in the Company's consolidated balance sheets as of June 30, 2019 and December 31, 2018, respectively.